Financial result	6 Months Ended
Jun. 30, 2020
Financial result
Financial result

8. Financial result

	Three months ended June 30,
	2020	2019
	(€ in thousands)
Interest expense	(1,316)	(306)
Interest expense on lease liability	(43)	(52)
Long-term debt	(290)	(249)
Expense from revaluation of derivative financial instruments	(983)	--
Fair value valuation of financial assets (1)	--	--
Other	--	(5)
Interest income	144	621
Payout of bond funds	12	17
Income from revaluation of derivative financial instruments (2)	--	566
Fair value valuation of financial assets (1)	124	34
Other	8	4
Financial result	(1,172)	315

	Six months ended June 30,
	2020	2019
	(€ in thousands)
Interest expense	(822)	(623)
Interest expense on lease liability	(91)	(95)
Long-term debt (2)	(609)	(491)
Fair value valuation of financial assets (1)	(120)	(15)
Other	(2)	(22)
Interest income	631	278
Payout of bond funds	45	72
Income from revaluation of derivative financial instruments (2)	574	58
Fair value valuation of financial assets (1)	--	140
Other	12	8
Financial result	(191)	(345)

(1)Comparative figures for the three and six months ended June 30, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 1 of the interim consolidated financial statements.

(2)Comparative figures for the three and six months ended June 30, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 1 of the interim consolidated financial statements.